STOCKHOLDERS DEFICIT (Details 1) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2021
Total debt and accrued interest			$ 2,737,847
Total debt			2,496,316
Total accrued interest			$ 241,531
Common stock shares			7,957,013
Warrants (Exercise $0.15)			700,000
Warrants (exercise $0.20)			4,713,603
Warrants (exercise $0.25)			1,121,705
Warrants (Exercise $0.50)			250,000
Warrants (exercise $0.75)			1,121,705
Warrants outstanding, beginning	46,016,840	27,669,634	28,324,275
Warrants issued		15,323,080
Warrants expired		(1,000)
Warrants exercised		(2,934,324)	(2,193,599)
Warrants outstanding		40,057,390
Weighted Average Exercise Price Per Share, beginning	$ 1.71	$ 0.29	$ 0.25
Weighted average exercise price per share issued		0.54
Weighted average exercise price per share expired		0.50
Weighted Average Exercise Price Per Share, Warrants exercised		0.17
Weighted average exercise price per share outstanding		$ 0.40
Mr. Mamula
Total debt and accrued interest			$ 15,577
Total debt			15,000
Total accrued interest			$ 577
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			77,885
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			77,885
Mr. Clavijo
Total debt and accrued interest			$ 125,000
Total debt			125,000
Total accrued interest			$ 0
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			0
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			250,000
Warrants (exercise $0.75)			0
Common stock shares			500,000
Mr. Wells
Total debt and accrued interest			$ 220,000
Total debt			220,000
Total accrued interest			$ 0
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			0
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			0
K2 Medical (Shenghuo)
Total debt and accrued interest			$ 803,653
Total debt			771,927
Total accrued interest			$ 31,726
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			496,602
Warrants (exercise $0.25)			704,334
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			704,334
Common stock shares			1,905,270
Auctus [Member]
Total debt and accrued interest			$ 328,422
Total debt			249,119
Total accrued interest			$ 79,303
Warrants (exercise $0.20)			0
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			500,000
Warrants (Exercise $0.15)			700,000
Aquarius
Total debt and accrued interest			$ 145,544
Total debt			107,500
Total accrued interest			$ 38,044
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			0
Warrants (exercise $0.25)			145,544
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			145,544
Common stock shares			291,088
Mr. Blumberg
Total debt and accrued interest			$ 305,320
Total debt			292,290
Total accrued interest			$ 13,030
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			928,318
Warrants (exercise $0.25)			119,656
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			119,656
Common stock shares			1,167,630
Mr. Case
Total debt and accrued interest			$ 179,291
Total debt			150,000
Total accrued interest			$ 29,291
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			896,456
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			896,456
Mr. Grimm
Total debt and accrued interest			$ 51,110
Total debt			50,000
Total accrued interest			$ 1,110
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			255,548
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			255,548
Mr. Gould
Total debt and accrued interest			$ 111,227
Total debt			100,000
Total accrued interest			$ 11,227
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			556,136
Warrants (exercise $0.25)			0
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			0
Common stock shares			556,136
Dr. Imhoff
Total debt and accrued interest			$ 400,417
Total debt			363,480
Total accrued interest			$ 36,937
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			1,497,367
Warrants (exercise $0.25)			100,944
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			100,944
Common stock shares			1,699,255
Ms. Rosenstock
Total debt and accrued interest			$ 50,000
Total debt			50,000
Total accrued interest			$ 0
Warrants (Exercise $0.15)			0
Warrants (exercise $0.20)			0
Warrants (exercise $0.25)			50,000
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			50,000
Common stock shares			100,000
Mr. James
Total debt and accrued interest			$ 2,286
Total debt			2,000
Total accrued interest			$ 286
Warrants (Exercise $0.15)			0
Warrants (exercise $0.25)			1,227
Warrants (Exercise $0.50)			0
Warrants (exercise $0.75)			1,227
Common stock shares			7,745
Warrants (exercise $0.20)AB			5,291